Supplementary Financial Statement Information (Details) - Schedule of financial expenses - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Financial income
Foreign currencies exchange gain, net	$ 763	$ 792
Interest on short term deposits	2
Finance income	765	792
Financial expenses
Bank commissions	(11)	(16)	(25)
Interest on long term loans and lease liability	(48)	(53)	(54)
Other – Mainly foreign currencies exchange loss			(72)
Financial expenses	(59)	(69)	(151)
Financial income (loss) - net	$ 706	$ 723	$ (151)